TRUST ACCOUNT (Details) - US Treasury Securities [Member] - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Held-to-maturity:
Carrying Value	$ 212,753,499	$ 212,753,499
Gross Unrealized Holding Gain		1,494
Fair Value		$ 212,754,993